VIRTUS KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—63.4%
Communication Services—15.5%
Autohome, Inc. ADR (China)	957	$61
Baltic Classifieds Group plc (Lithuania)(1)	33,484	83
Kanzhun Ltd. ADR (China)(1)	2,479	98
Sarana Menara Nusantara Tbk PT (Indonesia)	718,000	62
Tencent Holdings Ltd. (China)	1,000	75
Tongdao Liepin Group (China)(1)	13,000	30
Yandex N.V. Class A (Netherlands)(1)	879	62
		471

Consumer Discretionary—13.6%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	571	129
JD.com, Inc. ADR (China)(1)	1,233	98
Prosus NV (Netherlands)(1)	614	60
Union Auction PCL (Thailand)	140,000	44
Vasta Platform Ltd. Class A (Brazil)(1)	10,441	85
		416

Consumer Staples—11.0%
Carlsberg Brewery Malaysia Bhd (Malaysia)	8,000	43
Fraser and Neave Ltd. (Singapore)	55,000	60
Heineken Malaysia Bhd (Malaysia)	8,000	46
Pernod Ricard SA (France)	279	62
Thai Beverage PCL (Thailand)	118,000	59
Wal-Mart de Mexico SAB de C.V. (Mexico)	19,617	64
		334

Financials—10.5%
Bank Central Asia Tbk PT (Indonesia)	28,000	58
HDFC Bank Ltd. ADR (India)(1)	801	58
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(2)	950	101
Sberbank of Russia PJSC Sponsored ADR (Russia)	2,660	44
United Overseas Bank Ltd. (Singapore)	3,000	58
		319

Health Care—1.9%
Prodia Widyahusada Tbk PT (Indonesia)	190,000	57
Industrials—4.7%
Credit Bureau Asia Ltd. (Singapore)(1)	47,000	45
HeadHunter Group plc ADR (Russia)	2,334	99
		144

Information Technology—5.2%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,327	160
Real Estate—1.0%
American Tower Corp. (United States)	112	30
Total Common Stocks (Identified Cost $1,884)		1,931

Total Long-Term Investments—63.4% (Identified Cost $1,884)		1,931

	Shares	Value

Short-Term Investment—37.7%
Money Market Mutual Fund—37.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	1,149,780	$1,150
Total Short-Term Investment (Identified Cost $1,150)		1,150

TOTAL INVESTMENTS—101.1% (Identified Cost $3,034)		$3,081
Other assets and liabilities, net—(1.1)%		(35)
NET ASSETS—100.0%		$3,046

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $101 or 3.3% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	38%
China	16
Indonesia	6
Singapore	5
Taiwan	5
Russia	5
Netherlands	4
Other	21
Total	100%
† % of total investments as of June 30, 2021.
See Notes to Schedule of Investments

VIRTUS KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,931	$1,931
Money Market Mutual Fund	1,150	1,150
Total Investments	$3,081	$3,081
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS KAR DEVELOPING MARKETS FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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